United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2012

Date of Reporting Period: Quarter ended 03/31/2012

Item 1. Schedule of Investments

Federated Capital Appreciation Fund II

Portfolio of Investments

March 31, 2012 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 99.0%
		Consumer Discretionary – 12.6%
16,000	[1]	Amazon.com, Inc.	3,240,160
76,624	[1]	Discovery Communications, Inc.	3,877,174
60,900		Foot Locker, Inc.	1,890,945
64,600	[1]	Hyatt Hotels Corp.	2,759,712
50,700		Las Vegas Sands Corp.	2,918,799
78,900		Macy's, Inc.	3,134,697
94,700		Mattel, Inc.	3,187,602
16,100		Nike, Inc., Class B	1,745,884
3,300	[1]	Priceline.com, Inc.	2,367,750
		TOTAL	25,122,723
		Consumer Staples – 8.0%
53,600		Altria Group, Inc.	1,654,632
53,800		CVS Caremark Corp.	2,410,240
25,500		Church and Dwight, Inc.	1,254,345
64,000		ConAgra Foods, Inc.	1,680,640
38,661		Nestle S.A.	2,433,120
29,300		Procter & Gamble Co.	1,969,253
33,204		The Coca-Cola Co.	2,457,428
34,200		Wal-Mart Stores, Inc.	2,093,040
		TOTAL	15,952,698
		Energy – 10.5%
32,400	[1]	Cameron International Corp.	1,711,692
30,780		Chevron Corp.	3,300,847
38,857		ConocoPhillips	2,953,521
37,600		Exxon Mobil Corp.	3,261,048
99,700		Marathon Oil Corp.	3,160,490
103,300	[1]	McDermott International, Inc.	1,323,273
31,100		National-Oilwell, Inc.	2,471,517
34,614		Paramount Resources Ltd.	994,920
32,900		Transocean Ltd.	1,799,630
		TOTAL	20,976,938
		Financials – 15.9%
69,200		Citigroup, Inc.	2,529,260
111,500		Discover Financial Services	3,717,410
16,000		Goldman Sachs Group, Inc.	1,989,920
76,685		JPMorgan Chase & Co.	3,525,976
84,300		Marsh & McLennan Cos., Inc.	2,764,197
119,005		MetLife, Inc.	4,444,837
31,200		PNC Financial Services Group	2,012,088
18,100		Simon Property Group, Inc.	2,636,808
55,700		State Street Corp.	2,534,350
46,800		SunTrust Banks, Inc.	1,131,156
126,955		Wells Fargo & Co.	4,334,244
		TOTAL	31,620,246
1

Shares or Principal Amount			Value
		Health Care – 12.8%
41,800		Aetna, Inc.	2,096,688
27,200		Allergan, Inc.	2,595,696
61,100	[1]	Centene Corp.	2,992,067
126,800	[1]	Elan Corp. PLC, ADR	1,903,268
17,100	[1]	Express Scripts, Inc., Class A	926,478
76,400	[1]	Gilead Sciences, Inc.	3,732,140
31,700		Humana, Inc.	2,931,616
87,700	[1]	Idenix Pharmaceuticals, Inc.	858,583
44,700		Merck & Co., Inc.	1,716,480
61,700		Pfizer, Inc.	1,398,122
51,100		St. Jude Medical, Inc.	2,264,241
33,100		UnitedHealth Group, Inc.	1,950,914
		TOTAL	25,366,293
		Industrials – 11.9%
49,400		Danaher Corp.	2,766,400
270,636		General Electric Co.	5,431,665
41,289		Honeywell International, Inc.	2,520,693
27,100		Parker-Hannifin Corp.	2,291,305
27,400		Stanley Black & Decker, Inc.	2,108,704
29,340		Union Pacific Corp.	3,153,463
27,800		United Parcel Service, Inc.	2,244,016
38,807		United Technologies Corp.	3,218,653
		TOTAL	23,734,899
		Information Technology – 22.3%
11,810	[1]	Apple, Inc.	7,079,741
41,000	[1]	Broadcom Corp., Class A	1,611,300
212,705	[1]	Brocade Communications Systems, Inc.	1,223,054
144,400		Cisco Systems, Inc.	3,054,060
63,333	[1]	EMC Corp.	1,892,390
67,900	[1]	eBay, Inc.	2,504,831
33,500		KLA-Tencor Corp.	1,823,070
188,238		Microsoft Corp.	6,070,676
84,500	[1]	NVIDIA Corp.	1,300,455
142,000	[1]	ON Semiconductor Corp.	1,279,420
38,800		Qualcomm, Inc.	2,639,176
27,600		SAP AG, ADR	1,927,032
43,200	[1]	Sandisk Corp.	2,142,288
147,802	[1]	Symantec Corp.	2,763,897
121,200	[1]	Teradyne, Inc.	2,047,068
25,600	[1]	VMware, Inc., Class A	2,876,672
50,200	[1]	Western Digital Corp.	2,077,778
		TOTAL	44,312,908
		Materials – 3.9%
23,204		Cliffs Natural Resources, Inc.	1,607,109
29,500		Du Pont (E.I.) de Nemours & Co.	1,560,550
34,500		Eastman Chemical Co.	1,783,305
36,200		Newmont Mining Corp.	1,855,974
82,600	[1]	Stillwater Mining Co.	1,044,064
		TOTAL	7,851,002
2

Shares or Principal Amount		Value
	Utilities – 1.1%
96,900	CMS Energy Corp.	2,131,800
	TOTAL COMMON STOCKS (IDENTIFIED COST $164,391,884)	197,069,507
	Repurchase Agreement – 0.7%
$1,316,000	Interest in $4,320,000,000 joint repurchase agreement 0.16%, dated 3/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,320,057,600 on 4/2/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,437,459,399. (AT COST)	1,316,000
	TOTAL INVESTMENTS — 99.7% (IDENTIFIED COST $165,707,884)[2]	198,385,507
	OTHER ASSETS AND LIABILITIES – NET — 0.3%[3]	531,671
	TOTAL NET ASSETS — 100%	$198,917,178
1	Non-income producing security.
2	At March 31, 2012, the cost of investments for federal tax purposes was $165,707,884. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $32,677,623. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $35,080,637 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,403,014.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

3

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$186,688,264	$ —	$ —	$186,688,264
International	7,948,123	2,433,120[1]	—	10,381,243
Repurchase Agreement	—	1,316,000	—	1,316,000
TOTAL SECURITIES	$194,636,387	$3,749,120	$ —	$198,385,507
1	Includes $2,384,957 of a security transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfer shown represents the value of the security at the beginning of the period.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

4

Federated Managed Volatility Fund II

Portfolio of Investments

March 31, 2012 (unaudited)

Shares or Principal Amount		Value
	COMMON STOCKS – 27.0%
	Consumer Discretionary – 1.3%
29,490	Gannett Co., Inc.	452,082
34,270	Meredith Corp.	1,112,404
9,295	Regal Entertainment Group	126,412
2,935	Target Corp.	171,022
	TOTAL	1,861,920
	Consumer Staples – 3.8%
47,310	Altria Group, Inc.	1,460,460
7,590	Heinz (H.J.) Co.	406,444
7,875	Kimberly-Clark Corp.	581,884
3,700	Lorillard, Inc.	479,076
16,450	Philip Morris International, Inc.	1,457,634
25,825	Reynolds American, Inc.	1,070,188
	TOTAL	5,455,686
	Energy – 4.1%
25,519	ARC Resources Ltd.	585,879
11,614	Baytex Energy Corp.	603,027
23,950	Bonavista Energy Corp.	485,027
18,750	ConocoPhillips	1,425,187
13,640	Crescent Point Energy Corp.	587,199
11,215	Royal Dutch Shell PLC	786,508
15,083	Seadrill Ltd.	565,763
4,765	Total SA, ADR	243,587
13,195	Vermilion Energy, Inc.	608,654
	TOTAL	5,890,831
	Financials – 2.2%
11,710	Cincinnati Financial Corp.	404,112
39,390	Hospitality Properties Trust	1,042,654
39,620	Hudson City Bancorp, Inc.	289,622
25,780	Mercury General Corp.	1,127,617
2,100	Public Storage	290,157
	TOTAL	3,154,162
	Health Care – 4.8%
30,231	Bristol-Myers Squibb Co.	1,020,296
31,805	GlaxoSmithKline PLC, ADR	1,428,363
36,015	Lilly (Eli) & Co.	1,450,324
41,269	Merck & Co., Inc.	1,584,730
65,084	Pfizer, Inc.	1,474,803
	TOTAL	6,958,516
	Industrials – 2.3%
16,610	Deluxe Corp.	389,006
28,900	Donnelley (R.R.) & Sons Co.	358,071
92,225	General Electric Co.	1,850,956
24,020	Pitney Bowes, Inc.	422,272
4,250	United Parcel Service, Inc.	343,060
	TOTAL	3,363,365
1

Shares or Principal Amount			Value
		Information Technology – 0.7%
3,140		Harris Corp.	141,551
22,635		Intel Corp.	636,270
8,195		Seagate Technology	220,855
		TOTAL	998,676
		Materials – 0.7%
20,690		International Paper Co.	726,219
6,610		Lyondellbasell Industries — Class A Shares	288,527
		TOTAL	1,014,746
		Telecommunication Services – 4.1%
45,624		AT&T, Inc.	1,424,838
28,770		BCE, Inc.	1,152,526
23,010		CenturyLink, Inc.	889,336
25,370		Verizon Communications	969,895
41,500		Vodafone Group PLC, ADR	1,148,305
24,945		Windstream Corp.	292,106
		TOTAL	5,877,006
		Utilities – 3.0%
10,995		American Electric Power Co., Inc.	424,187
13,080		DTE Energy Co.	719,792
10,184		Integrys Energy Group, Inc.	539,650
11,305		National Grid PLC, ADR	570,676
19,140		NiSource, Inc.	466,059
21,315		Pepco Holdings, Inc.	402,640
2,675		Pinnacle West Capital Corp.	128,133
9,680		Public Service Enterprises Group, Inc.	296,305
22,715		Scottish & Southern Energy PLC, ADR	488,600
6,520		Southern Co.	292,944
		TOTAL	4,328,986
		TOTAL COMMON STOCKS (IDENTIFIED COST $34,810,426)	38,903,894
		PREFERRED STOCKS – 9.8%
		Consumer Discretionary – 0.6%
21,470		Goodyear Tire & Rubber Co., Conv. Pfd., 5.875%, 4/1/2014, Annual Dividend $2.94	889,502
		Consumer Staples – 0.6%
5,000		Bunge Ltd., Conv. Pfd., 4.875%, 12/31/2049, Annual Dividend $4.88	500,420
30,705	[1,2]	Dole Food Automatic Exchange, Conv. Pfd., Series 144A, 7.00%, 11/01/2012, Annual Dividend $0.88	304,966
		TOTAL	805,386
		Energy – 0.3%
7,900		Apache Corp., Conv. Pfd., 6.00%, 8/1/2013, Annual Dividend $3.00	438,766
		Financials – 3.4%
26,370		Citigroup, Inc., Conv. Pfd., 7.50%, 12/15/2012, Annual Dividend $7.50	2,730,086
44,400		Hartford Financial, Conv. Bond, Series F, Pfd., 7.250%, 4/1/2013, Annual Dividend $1.81	951,492
9,700		New York Community Bancorp, Inc., Conv. Pfd., 6.00%, 11/01/2051, Annual Dividend $3.00	464,630
550		Wells Fargo Co., Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	614,185
3,500		Wintrust Financial Corp., Conv. Pfd., 7.50% 12/15/2013, Annual Dividend $3.75	195,738
		TOTAL	4,956,131
		Industrials – 0.9%
37,000	[1,2,3]	2010 Swift Mandatory Common Exchange, Conv. Pfd., Series 144A, 6.00%, 12/31/2013, Annual Dividend $0.66	405,261
27,300		Continental Finance Trust II, Conv. Pfd., 6.00%, 11/15/2030, Annual Dividend $3.00	959,813
		TOTAL	1,365,074
2

Shares or Principal Amount			Value
		Materials – 0.4%
12,205		Anglogold Ashanti Holding, Conv. Pfd., 6.00%, 9/15/2013, Annual Dividend $3.00	525,547
		Utilities – 3.6%
22,165		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	1,105,812
16,830		Great Plains Energy, Inc., Conv. Pfd., 12.00%, 06/15/2012, Annual Dividend $6.00	1,029,660
21,000		Nextera Energy, Inc., Conv. Pfd., 8.375%, 6/1/2012, Annual Dividend $4.19	1,056,300
9,900		Nextera Energy, Inc., Conv. Pfd., 7.00%, 9/1/2013, Annual Dividend $3.50	532,620
26,780		PPL Corp., Conv. Pfd., 9.50%, 7/1/2013, Annual Dividend $4.75	1,451,208
		TOTAL	5,175,600
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $14,241,034)	14,156,006
		Adjustable Rate Mortgage – 0.1%
$61,252		Federal National Mortgage Association, 5.790%, 9/1/2037 (IDENTIFIED COST $61,692)	65,539
		Collateralized Mortgage Obligations – 2.1%
55,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	56,486
1,925,951		Federal National Mortgage Association REMIC 2006-117 GF, 0.592%, 12/25/2036	1,920,445
972,483		Federal National Mortgage Association REMIC 2012-1 F, 0.692%, 2/25/2042	973,674
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,948,542)	2,950,605
		Corporate Bonds – 13.6%
		Banking – 0.8%
100,000	[1,2]	Banco Credito del Peru, Sr. Note, Series 144A, 5.375%, 09/16/2020	102,835
100,000		Banco de Credito del Peru, Jr. Sub. Note, Series REGS, 9.750%, 11/06/2069	118,000
250,000		RSHB Capital S.A., Series REGS, 7.750%, 05/29/2018	284,498
400,000		Vnesheconombank, Bank Guarantee, Series REGS, 6.800%, 11/22/2025	421,750
200,000	[1,2]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 02/13/2017	206,496
		TOTAL	1,133,579
		Broadcast Radio & TV – 0.4%
250,000		Grupo Televisa S.A., 6.625%, 03/18/2025	298,698
200,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 01/15/2040	228,721
		TOTAL	527,419
		Building & Development – 0.3%
250,000		Odebrecht Finance Ltd., Company Guarantee, Series REGS, 6.000%, 04/05/2023	261,075
200,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.500%, 09/29/2049	205,460
		TOTAL	466,535
		Building Materials – 0.4%
250,000	[1,2]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 03/30/2020	266,075
300,000		Votorantim Cimentos SA, Company Guarantee, Series REGS, 7.250%, 04/05/2041	305,814
		TOTAL	571,889
		Cable & Wireless Television – 0.1%
150,000		Net Servicos de Comunicacao SA, Company Guarantee, 7.500%, 01/27/2020	175,353
		Chemicals & Plastics – 0.1%
200,000	[1,2]	Braskem Finance Ltd., Company Guarantee, Series 144A, 5.750%, 04/15/2021	210,268
		Communications Equipment – 0.8%
1,796,000		Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	1,094,482
		Conglomerates – 0.1%
200,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 09/25/2019	224,300
		Consumer Non-Cyclical - Food/Beverage – 0.2%
270,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.500%, 01/25/2022	277,274
3

Shares or Principal Amount			Value
		Consumer Non-Cyclical - Tobacco – 0.1%
$180,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	193,613
		Diversified Telecommunication Services – 0.8%
900,000		Level 3 Communications, Inc., Conv. Bond, 15.000%, 01/15/2013	1,091,250
		Energy - Independent – 0.1%
150,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.500%, 6/02/2041	169,352
		Finance – 0.2%
300,000		Gruposura Finance, Company Guarantee, Series REGS, 5.700%, 05/18/2021	314,660
		Financial Institution - Banking – 0.7%
150,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	144,647
500,000		JPMorgan Chase Capital XVIII, Company Guarantee, Series AA, 7.000%, 11/01/2039	501,903
150,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	164,921
150,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/09/2026	149,875
		TOTAL	961,346
		Financial Institution - Brokerage – 0.2%
400,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	368,000
		Financial Institution - Finance Noncaptive – 0.1%
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	93,750
		Government Agency – 0.4%
500,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 5.500%, 07/12/2020	557,500
		Insurance – 0.5%
714,000		Old Republic International Corp., Conv. Bond, 8.000%, 05/15/2012	724,389
		Marine – 0.1%
125,000		Dryships, Inc., Conv. Bond, 5.000%, 12/01/2014	106,229
		Metals & Mining – 0.8%
200,000		Alrosa Finance SA, Company Guarantee, Series REGS, 7.750%, 11/03/2020	214,500
100,000	[1,2]	Bumi Investment PTE Ltd., Company Guarantee, Series 144A, 10.750%, 10/06/2017	109,250
150,000		Bumi Investment PTE Ltd., Series REGS, 10.750%, 10/06/2017	163,875
300,000		Vale Overseas Ltd., 6.875%, 11/21/2036	348,822
300,000	[1,2]	Volcan Compania Minera S.A., Series 144A, 5.375%, 02/02/2022	312,058
		TOTAL	1,148,505
		Mortgage Banks – 0.3%
200,000		Credito Real SA, Sr. Unsecd. Note, Series REGS, 10.250%, 04/14/2015	213,500
150,000	[1,2]	Credito Real, S.A. de C.V., Sr. Note, Series 144A, 10.250%, 04/14/2015	160,125
		TOTAL	373,625
		Oil & Gas – 3.3%
300,000		Empresa Nacional del Petroleo, Note, Series REGS, 5.250%, 08/10/2020	326,376
333,556		Gazprom International SA, Series REGS, 7.201%, 2/01/2020	366,911
250,000	[1,2]	Gazprom, Note, Series 144A, 8.625%, 04/28/2034	313,750
250,000	[1,2]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 6.875%, 11/01/2041	262,500
500,000		KazMunaiGaz Finance Sub B.V., Series REGS, 6.375%, 04/09/2021	549,375
250,000		Lukoil International Finance BV, Company Guarantee, Series REGS, 6.125%, 11/09/2020	265,117
200,000	[1,2]	Pacific Rubiales, Sr. Unsecd. Note, Series 144A, 7.250%, 12/12/2021	219,900
500,000		Pemex Project Funding Master, Company Guarantee, 6.625%, 06/15/2035	566,216
250,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 03/15/2019	310,442
200,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 01/27/2021	220,392
1,300,000		Petroleos de Venezuela, S.A., Company Guarantee, Series REGS, 8.500%, 11/02/2017	1,158,950
150,000		Petroleos Mexicanos, Company Guarantee, Series WI, 8.000%, 05/03/2019	189,822
		TOTAL	4,749,751
4

Shares or Principal Amount			Value
		Paper Products – 0.1%
$200,000		Fibria Overseas Finance, Company Guarantee, Series REGS, 6.750%, 03/03/2021	206,500
		Steel – 0.2%
200,000	[1,2]	CSN Islands XI Corp., Company Guarantee, Series 144A, 6.875%, 09/21/2019	227,628
		Telecommunications & Cellular – 0.8%
100,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.250%, 09/01/2017	106,750
200,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.000%, 02/15/2020	205,500
200,000	[1,2]	Qtel International Finance Ltd., Bank Guarantee, Series 144A, 5.000%, 10/19/2025	205,394
100,000	[1,2]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.000%, 10/01/2017	104,500
100,000		Telemovil Finance Co., Ltd., Company Guarantee, Series REGS, 8.000%, 10/01/2017	104,500
400,000	[1,2]	Vimpelcom, Company Guarantee, Series 144A, 7.504%, 03/01/2022	390,000
		TOTAL	1,116,644
		Utilities – 1.5%
200,000	[1,2]	Abu Dhabi National Energy Co. PJSC, Sr. Unsecd. Note, Series 144A, 5.875%, 12/13/2021	213,510
500,000	[1,2]	Comision Fed De Electric, Sr. Note, Series 144A, 4.875%, 05/26/2021	531,492
250,000	[1,2]	Comision Fed De Electric, Sr. Unsecd. Note, Series 144A, 5.750%, 02/14/2042	250,491
150,000	[1,2]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	161,625
250,000	[1,2]	Israel Electric Corp. Ltd., Sr. Unsecd. Note, Series 144A, 6.700%, 02/10/2017	257,933
460,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.750%, 01/20/2020	556,600
150,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.390%, 12/02/2024	191,250
		TOTAL	2,162,901
		Utility - Electric – 0.2%
300,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	270,370
		TOTAL CORPORATE BONDS (IDENTIFIED COST $18,551,348)	19,517,112
		Foreign Governments/Agencies – 9.4%
		Sovereign – 9.4%
800,286		Argentina, Government of, Note, 8.280%, 12/31/2033	589,411
3,132,000		Argentina, Government of, Note, 1.000%, 12/15/2035	407,160
400,000		Argentina, Government of, Sr. Unsecd. Note, 7.000%, 10/03/2015	375,500
300,000		Argentina, Government of, Sr. Unsecd. Note, Series 1, 8.750%, 06/02/2017	290,250
70,000		Brazil, Government of, Bond, 8.250%, 01/20/2034	105,700
158,000		Brazil, Government of, Note, 8.000%, 01/15/2018	188,573
200,000		Brazil, Government of, Unsub., 11.000%, 08/17/2040	264,000
300,000		Colombia, Government of, Note, 7.375%, 01/27/2017	371,250
350,000	[1,2]	Indonesia, Government of, Series 144A, 8.500%, 10/12/2035	519,750
800,000		Indonesia, Government of, Series REGS, 6.625%, 02/17/2037	986,000
250,000	[1,2]	Lithuania, Government of, Series 144A, 6.625%, 2/01/2022	276,875
400,000		Panama, Government of, 6.700%, 01/26/2036	526,000
636,000		Peru, Government of, 6.550%, 03/14/2037	810,264
600,000		Philippines, Government of, 6.375%, 1/15/2032	729,000
200,000	[1,2]	Republic of Serbia, Series 144A, 7.250%, 9/28/2021	210,500
1,644,950		Russia, Government of, Unsub., Series REGS, 7.500%, 03/31/2030	1,967,771
100,000		South Africa, Government of, Sr. Unsecd. Note, 6.875%, 05/27/2019	120,375
100,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.250%, 10/04/2020	99,500
350,000		Turkey, Government of, 7.000%, 9/26/2016	393,750
500,000		Turkey, Government of, Bond, 5.625%, 03/30/2021	521,750
150,000		Turkey, Government of, Note, 7.375%, 2/05/2025	175,875
500,000		United Mexican States, Note, 5.125%, 01/15/2020	573,750
1,000,000		United Mexican States, Sr. Unsecd. Note, 3.625%, 3/15/2022	1,022,500
350,000		Uruguay, Government of, 7.625%, 3/21/2036	485,625
5

Shares or Principal Amount			Value
$100,000		Uruguay, Government of, Note, 8.000%, 11/18/2022	137,750
1,300,000		Venezuela, Government of, 9.375%, 01/13/2034	1,082,250
480,000		Venezuela, Government of, Note, 7.650%, 4/21/2025	362,400
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $12,065,717)	13,593,529
		Mortgage-Backed Securities – 4.9%
		Federal Home Loan Mortgage Corporation – 3.4%
1,100,980		Federal Home Loan Mortgage Corp. Pool A93951, 4.000%, 30 Year, 9/1/2040	1,150,851
1,153,034		Federal Home Loan Mortgage Corp. Pool A95704, 3.500%, 30 Year, 12/1/2040	1,182,367
367,021		Federal Home Loan Mortgage Corp. Pool A96406, 4.000%, 30 Year, 1/1/2041	383,646
1,785,101		Federal Home Loan Mortgage Corp. Pool G08462, 3.500%, 30 Year, 10/1/2041	1,830,514
127,788		Federal Home Loan Mortgage Corp. Pool J07260, 4.500%, 15 Year, 3/1/2023	136,280
208,581		Federal Home Loan Mortgage Corp. Pool J14732, 4.000%, 15 Year, 3/1/2026	220,145
		TOTAL	4,903,803
		Federal National Mortgage Association – 1.4%
1,943,648		Federal National Mortgage Association Pool AJ5705, 4.000%, 30 Year, 12/1/2041	2,040,497
		Government National Mortgage Association – 0.1%
26,346		Government National Mortgage Association Pool 002796, 7.000%, 8/20/2029	30,318
14,499		Government National Mortgage Association Pool 003040, 7.000%, 2/20/2031	16,658
35,281		Government National Mortgage Association Pool 003188, 6.500%, 1/20/2032	40,407
54,476		Government National Mortgage Association Pool 003239, 6.500%, 5/20/2032	62,434
		TOTAL	149,817
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $6,989,465)	7,094,117
		U.S. Treasury – 3.3%
393,262	[4]	U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2041	519,229
1,000,000	[4,5]	United States Treasury Bill, 0.060%, 4/5/2012	999,997
1,500,000	[4,5]	United States Treasury Bill, 0.065%, 4/26/2012	1,499,968
500,000	[4,5]	United States Treasury Bill, 0.070%, 4/12/2012	499,996
1,250,000	[4,5]	United States Treasury Bill, 0.085%, 5/24/2012	1,249,919
		TOTAL U.S. TREASURY (IDENTIFIED COST $4,752,980)	4,769,109
		MUTUAL FUND – 25.6%
5,596,215	[6]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $36,194,664)	36,935,022
		Repurchase Agreement – 2.9%
4,186,000		Interest in $4,320,000,000 joint repurchase agreement 0.16%, dated 3/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,320,057,600 on 4/2/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,437,459,399. (AT COST)	4,186,000
		TOTAL INVESTMENTS — 98.7% (IDENTIFIED COST $134,801,868)[7]	142,170,933
		OTHER ASSETS AND LIABILITIES – NET — 1.3%[8]	1,852,879
		TOTAL NET ASSETS — 100%	$144,023,812

6

At March 31, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[3] S&P 500 Index Long Futures	206	$72,264,800	June 2012	$3,192,331
[3] United States Treasury Bond 30-Year Short Futures	45	$6,198,750	June 2012	$105,722
[3] United States Treasury Bond Ultra Long Short Futures	10	$1,509,688	June 2012	$35,213
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$3,333,266

The average notional value of long and short futures contracts held by the Fund throughout the period was $47,344,100 and $7,125,719, respectively. This is based on amounts held as of each month-end throughout the period.

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2012, these restricted securities amounted to $7,557,388, which represented 5.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2012, these liquid restricted securities amounted to $7,557,388, which represented 5.2% of total net assets.
3	Non-income producing security.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Discount rate at time of purchase.
6	Affiliated holding.
7	At March 31, 2012, the cost of investments for federal tax purposes was $134,863,283. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and futures contracts was $7,307,650. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,930,049 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,622,399.
8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

7

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

8

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$29,140,398	$ —	$ —	$29,140,398
International	9,763,496	—	—	9,763,496
Preferred Stocks
Domestic	11,759,444	1,370,595[1]	—	13,130,039
International	1,025,967	—	—	1,025,967
Debt Securities:
Adjustable Rate Mortgage	—	65,539	—	65,539
Collateralized Mortgage Obligations	—	2,950,605	—	2,950,605
Corporate Bonds	—	19,517,112	—	19,517,112
Foreign Governments/Agencies	—	13,593,529	—	13,593,529
Mortgage-Backed Securities	—	7,094,117	—	7,094,117
U.S. Treasury	—	4,769,109	—	4,769,109
Mutual Fund	36,935,022	—	—	36,935,022
Repurchase Agreement	—	4,186,000	—	4,186,000
TOTAL SECURITIES	$88,624,327	$53,546,606	$ —	$142,170,933
OTHER FINANCIAL INSTRUMENTS[2]	$3,333,266	$ —	$ —	$3,333,266
1	Includes $890,974 of securities transferred from Level 1 to Level 2 because securities ceased trading during the period and fair values were obtained using valuation techniques utilizing observable market data. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
REMIC	— Real Estate Mortgage Investment Conduit
9

Federated High Income Bond Fund II

Portfolio of Investments

March 31, 2012 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 96.4%
		Aerospace/Defense – 1.0%
$350,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	333,375
275,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	294,250
518,656	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	553,017
225,000	[1,2]	Sequa Corp., Sr. Note, Series 144A, 11.75%, 12/1/2015	240,187
1,150,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	1,250,625
		TOTAL	2,671,454
		Automotive – 7.3%
625,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	634,375
325,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	356,688
500,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	520,000
475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	509,438
315,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, Series 144A, 9.25%, 1/15/2017	353,588
475,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	513,000
450,000		Chrysler Group LLC, Note, Series WI, 8.00%, 6/15/2019	454,500
925,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	938,875
425,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	459,000
1,225,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	1,032,062
250,000		Ford Motor Credit Co., 4.25%, 2/3/2017	252,906
250,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	273,715
400,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	440,527
450,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.875%, 1/15/2015	454,690
275,000		Ford Motor Credit Co., Sr. Unsecd. Note, 5.00%, 5/15/2018	285,473
250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 6.625%, 8/15/2017	277,286
1,950,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	2,265,262
250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	303,034
425,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	437,750
1,075,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	940,625
100,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 7.75%, 5/15/2018	103,000
925,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	952,750
125,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	136,875
1,075,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	1,075,000
400,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	425,000
625,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	670,312
625,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	666,406
450,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	486,000
150,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	162,750
540,000		Tomkins LLC/Tomkins, Inc., Term Loan — 2nd Lien, 9.00%, 10/1/2018	600,750
350,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	381,500
1,250,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	1,290,625
		TOTAL	18,653,762
		Building Materials – 2.3%
450,000		Associated Materials, Inc., Sr. Secd. Note, 9.125%, 11/1/2017	439,875
100,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	106,375
300,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	319,500
350,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	371,000

Principal Amount or Shares			Value
$825,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	862,125
1,100,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	995,500
400,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	426,000
825,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	820,875
1,000,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	1,011,250
425,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	431,906
		TOTAL	5,784,406
		Chemicals – 3.0%
325,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	354,250
925,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	948,125
775,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	806,000
525,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	490,875
700,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	702,625
500,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	563,750
400,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	429,000
500,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	440,000
825,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	794,062
625,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	671,875
625,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	711,719
450,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	529,875
225,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	277,172
		TOTAL	7,719,328
		Construction Machinery – 1.1%
200,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	214,000
268,000		RSC Equipment Rental, Inc., Sr. Note, 9.50%, 12/1/2014	276,710
525,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	590,625
250,000	[1,2]	RSC Equipment Rental, Inc., Sr. Secd. Note, Series 144A, 10.00%, 7/15/2017	290,000
1,150,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,196,000
150,000	[1,2]	United Rentals, Inc., Sr. Unsecd. Note, Series 144A, 7.375%, 5/15/2020	153,750
		TOTAL	2,721,085
		Consumer Products – 3.8%
300,000		Easton Bell Sports, Inc., Sr. Secd. Note, 9.75%, 12/1/2016	333,375
850,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	939,250
590,000		Libbey Glass, Inc., Sr. Secd. Note, 10.00%, 2/15/2015	633,513
550,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	603,625
225,000	[1,2]	Prestige Brands Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 2/1/2020	244,969
500,000		Scotts Miracle-Gro Co., Sr. Unsecd. Note, Series WI, 6.625%, 12/15/2020	528,750
1,775,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	1,748,375
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	260,563
150,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	128,625
725,000	[1,2]	ServiceMaster Co., Sr. Unsecd. Note, Series 144A, 8.00%, 2/15/2020	775,750
1,050,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	1,088,073
100,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 9.50%, 6/15/2018	113,250
750,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 6.75%, 3/15/2020	760,312
1,750,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	1,642,812
		TOTAL	9,801,242
		Energy – 6.7%
725,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	532,875
1,075,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	1,096,500

Principal Amount or Shares			Value
$250,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.375%, 9/15/2022	257,500
125,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	132,813
825,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	932,250
950,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	1,064,000
925,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	959,687
250,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.775%, 3/15/2019	248,438
275,000	[1,2]	Chesapeake Midstream Partners L.P., Series 144A, 6.125%, 7/15/2022	278,438
500,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, Series 144A, 6.625%, 11/15/2019	498,750
250,000		Cimarex Energy Co., 5.875%, 5/1/2022	255,625
400,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	442,000
400,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	410,000
450,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	470,250
300,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	280,500
450,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	484,875
450,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	475,875
350,000		Denbury Resources, Inc., Sr. Sub. Note, 6.375%, 8/15/2021	371,875
249,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	279,503
500,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	447,500
175,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	181,125
425,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	462,187
775,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	759,500
450,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	469,125
225,000	[1,2]	Linn Energy LLC, Company Guarantee, Series 144A, 6.50%, 5/15/2019	221,625
400,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	433,000
225,000	[1,2]	Lone Pine Resources, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 2/15/2017	236,531
550,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	555,500
700,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	721,000
575,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	603,750
500,000		Range Resources Corp., 5.00%, 8/15/2022	494,375
225,000		SM Energy Co., Sr. Unsecd. Note, Series WI, 6.50%, 11/15/2021	240,750
425,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	452,625
325,000	[1,2]	Sesi LLC, Sr. Unsecd. Note, Series 144A, 7.125%, 12/15/2021	352,625
425,000		Vanguard Natural Resources LLC, Sr. Unsecd. Note, 7.875%, 4/1/2020	422,875
675,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	717,187
		TOTAL	17,243,034
		Entertainment – 1.0%
900,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	1,014,750
725,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	808,375
325,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	350,187
775,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
450,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	493,875
		TOTAL	2,667,187
		Financial Institutions – 6.1%
250,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	270,938
1,375,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	1,533,125
525,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	581,438
1,500,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	1,549,864
850,000		CIT Group, Inc., 5.25%, 3/15/2018	868,062
625,000	[1,2]	CIT Group, Inc., Series 144A, 4.75%, 2/15/2015	632,079

Principal Amount or Shares			Value
$4,175,000	[1,2]	CIT Group, Inc., Sr. Secd. Note, Series 144A, 7.00%, 5/2/2017	4,190,656
150,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	149,906
200,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	198,500
250,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	277,031
600,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	660,900
1,975,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	2,200,891
300,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	304,500
225,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	227,813
1,800,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	1,874,250
		TOTAL	15,519,953
		Food & Beverage – 4.1%
900,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	924,750
850,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	872,321
450,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	485,438
125,000		Darling International, Inc., Company Guarantee, 8.50%, 12/15/2018	140,000
1,000,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	1,032,500
925,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	1,027,906
1,275,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	1,275,000
1,700,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	1,876,375
825,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	851,813
600,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	636,000
1,325,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	1,348,187
		TOTAL	10,470,290
		Gaming – 4.5%
825,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	878,625
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	474,187
350,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	370,563
1,100,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	1,123,375
1,375,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	1,505,625
275,000	[1,2]	Harrah's Operating Co., Inc., Sr. Secd. Note, Series 144A, 8.50%, 2/15/2020	280,500
1,125,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	1,108,125
475,000		MGM Mirage, Inc., 7.75%, 3/15/2022	484,500
1,400,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	1,449,000
225,000		MGM Mirage, Inc., Sr. Secd. Note, 9.00%, 3/15/2020	251,438
525,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 2/1/2019	565,687
875,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	971,250
75,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	79,500
765,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	752,798
450,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	489,094
750,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	798,750
		TOTAL	11,583,017
		Health Care – 9.7%
650,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	680,875
400,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	419,000
975,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	1,031,062
2,100,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	2,281,125
925,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	857,937
975,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	804,375
225,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	168,750

Principal Amount or Shares			Value
$75,000	[1,2]	DJO Finance LLC, Series 144A, 8.75%, 3/15/2018	76,125
1,400,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	1,445,500
700,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	761,250
950,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	986,812
425,000		HCA, Inc., Revolver — 1st Lien, 5.875%, 3/15/2022	426,594
725,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	683,313
225,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	236,813
2,350,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	2,508,625
825,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	806,437
675,000	[1,2]	Inventiv Health, Inc., Sr. Note, Series 144A, 10.00%, 8/15/2018	614,250
925,000	[1,2]	Jaguar Holding Co., Sr. Note, Series 144A, 9.50%, 12/1/2019	1,008,250
450,000	[1,2]	Kinetic Concepts, Inc., Series 144A, 10.50%, 11/1/2018	471,938
1,375,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	1,491,875
700,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	780,500
125,000	[1,2]	PSS World Medical, Inc., Series 144A, 6.375%, 3/1/2022	129,063
1,075,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	1,134,125
425,000	[1,2]	United Surgical Partners International, Inc., Series 144A, 9.00%, 4/1/2020	439,875
250,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 4.121%, 6/1/2015	237,500
1,075,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	1,105,906
1,795,625		VWR Funding, Inc., Company Guarantee, Series B, 10.25%, 7/15/2015	1,867,450
1,375,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	1,409,375
		TOTAL	24,864,700
		Industrial - Other – 4.3%
350,000		American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	378,875
275,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	295,625
250,000		Atkore International, Inc., Sr. Secd. Note, Series WI, 9.875%, 1/1/2018	263,125
500,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	552,500
525,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	544,031
775,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	813,750
700,000	[1,2]	Dynacast International LLC, Series 144A, 9.25%, 7/15/2019	735,000
875,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	905,625
650,000	[1,2]	International Wire Group Holdings, Inc., Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	689,000
725,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	749,469
1,150,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	971,750
225,000	[1,2]	MMI International Ltd., Series 144A, 8.00%, 3/1/2017	234,000
550,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	525,250
375,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	421,875
650,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	643,500
825,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	888,937
825,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	868,313
450,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	497,250
		TOTAL	10,977,875
		Lodging – 0.4%
900,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	931,500
		Media - Cable – 0.8%
175,000	[1,2]	Cequel Communications Holdings, Sr. Note, Series 144A, 8.625%, 11/15/2017	188,781
225,000		Charter Communications Holdings II, 6.625%, 1/31/2022	234,563
550,000		Charter Communications Holdings II, 7.375%, 6/1/2020	599,500
100,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	107,750

Principal Amount or Shares			Value
$100,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	111,500
575,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	612,375
218,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	246,885
		TOTAL	2,101,354
		Media - Non-Cable – 7.4%
475,000	[1,2]	AMC Networks, Inc., Sr. Note, Series 144A, 7.75%, 7/15/2021	532,000
1,300,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,176,500
850,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	936,062
150,000	[1,2]	Clear Channel Worldwide, Sr. Sub. Note, Series 144A, 7.625%, 3/15/2020	145,500
1,000,000	[1,2]	Clear Channel Worldwide, Sr. Sub. Note, Series 144A, 7.625%, 3/15/2020	985,000
1,050,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	1,152,375
850,000	[1,2]	Cumulus Media, Inc., Sr. Note, Series 144A, 7.75%, 5/1/2019	807,500
825,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	893,062
750,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	797,812
850,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	926,500
1,575,000		Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	43,313
350,000		Intelsat Bermuda, Ltd., Company Guarantee, 11.50%, 2/4/2017	364,875
450,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	495,000
1,325,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	1,397,875
600,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	633,750
525,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	554,531
275,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	302,156
225,000	[1,2]	Lamar Media Corp., Series 144A, 5.875%, 2/1/2022	230,063
550,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	602,250
50,000	[1,2]	MDC Partners, Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	54,250
350,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	348,688
981,391		Nexstar Broadcasting Group, Inc., Company Guarantee, Series 1, 7.00%, 1/15/2014	977,711
250,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	276,875
525,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	456,750
1,150,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	1,282,250
850,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	856,375
500,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	500,000
975,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	1,057,875
		TOTAL	18,786,898
		Metals & Mining – 0.0%
750,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	75
625,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
		TOTAL	75
		Packaging & Containers – 4.0%
775,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	835,062
200,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 9.125%, 10/15/2020	210,500
500,000		Ball Corp., 5.00%, 3/15/2022	501,875
325,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	346,125
350,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	385,875
946,303		Bway Holding Co., Sr. Unsecd. Note, 10.125%, 11/1/2015	953,400
200,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	216,000
125,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	141,875
775,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	817,625
300,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 4/15/2019	297,000

Principal Amount or Shares			Value
$775,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.25%, 5/15/2018	776,938
1,125,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.875%, 8/15/2019	1,151,719
200,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.125%, 4/15/2019	209,500
450,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 8.75%, 10/15/2016	478,125
175,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	140,875
1,175,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2021	1,110,375
275,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144A, 9.875%, 8/15/2019	281,531
1,100,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	1,241,625
		TOTAL	10,096,025
		Paper – 0.5%
100,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	106,500
175,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	196,875
225,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	250,875
200,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	222,500
475,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	486,281
		TOTAL	1,263,031
		Restaurants – 1.5%
1,475,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	1,622,500
1,125,000	[1,2]	NPC International, Inc., Series 144A, 10.50%, 1/15/2020	1,231,875
850,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.974%, 3/15/2014	841,500
		TOTAL	3,695,875
		Retailers – 3.9%
850,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	876,562
225,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	250,313
1,150,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	1,066,625
1,400,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	1,414,000
350,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	354,813
675,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	722,250
1,150,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,267,875
475,000	[1,2]	Sally Beauty Holdings, Inc., Sr. Note, Series 144A, 6.875%, 11/15/2019	508,250
1,750,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	1,824,375
925,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	965,478
650,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	665,437
		TOTAL	9,915,978
		Services – 1.4%
1,000,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	1,075,000
525,000	[1,2]	Monitronics International, Inc., Sr. Unsecd. Note, Series 144A, 9.125%, 4/1/2020	534,188
500,000		Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	588,750
500,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	535,000
825,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	880,687
		TOTAL	3,613,625
		Technology – 13.3%
1,050,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	1,160,250
1,125,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	973,125
875,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	938,438
675,000	[1,2]	Beagle Acquisition Corp., Sr. Unsecd. Note, Series 144A, 11.00%, 12/31/2019	766,125
350,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	381,938
1,575,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	1,681,312
1,225,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	1,310,750

Principal Amount or Shares			Value
$1,300,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	1,371,500
950,000	[1,2]	CoreLogic, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 6/1/2021	983,250
950,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	1,018,875
1,050,000		Epicor Software Corp., Series WI, 8.625%, 5/1/2019	1,078,875
125,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	137,500
250,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	278,750
275,000	[1,2]	Fidelity National Information Services, Inc., Series 144A, 7.625%, 7/15/2017	301,125
325,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	319,313
1,575,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	1,527,750
575,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	648,313
1,075,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,182,500
1,125,000		GXS Worldwide, Inc., Sr. Secd. Note, 9.75%, 6/15/2015	1,099,687
925,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	1,009,406
875,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	993,125
450,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	493,875
725,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	786,625
200,000	[1,2]	Kemet Corp., Sr. Note, Series 144A, 10.50%, 5/1/2018	216,000
1,275,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	1,338,750
825,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	924,000
900,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	934,875
1,000,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	725,000
200,000		Seagate Technology HDD Holdings, Company Guarantee, 7.75%, 12/15/2018	220,000
975,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	1,079,812
250,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series 144A, 7.00%, 11/1/2021	270,000
350,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 9.375%, 4/1/2019	363,125
1,350,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 11.50%, 7/15/2018	1,498,500
775,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	817,625
1,025,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	994,250
675,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	705,375
200,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	210,626
1,150,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,200,312
1,075,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,190,562
875,000	[1,2]	Trans Union LLC, Series 144A, 9.625%, 6/15/2018	925,313
		TOTAL	34,056,532
		Transportation – 0.6%
600,000		Avis Budget Group, Inc., Company Guarantee, 8.25%, 1/15/2019	628,500
425,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	442,000
500,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	533,125
		TOTAL	1,603,625
		Utility - Electric – 1.1%
150,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	104,250
450,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	492,750
197,649	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	193,806
675,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	668,250
125,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	125,938
450,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	434,250
275,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	266,750
300,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. 2nd Priority Note, Series 144A, 11.75%, 3/1/2022	308,250

Principal Amount or Shares			Value
$350,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	230,125
		TOTAL	2,824,369
		Utility - Natural Gas – 3.0%
1,175,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	1,254,312
575,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	635,735
200,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	224,840
1,250,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,393,750
400,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.50%, 3/1/2020	407,000
1,125,000		Inergy LP, Company Guarantee, 6.875%, 8/1/2021	1,088,438
350,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	379,750
525,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	553,875
375,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	413,906
300,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	318,750
750,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	765,000
200,000	[1,2]	Targa Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2022	204,000
		TOTAL	7,639,356
		Wireless Communications – 3.1%
425,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	453,687
375,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	383,438
725,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	741,312
100,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	111,500
450,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	505,125
200,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	205,500
1,175,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	1,170,594
400,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	423,000
325,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	250,250
1,950,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,696,500
925,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	1,017,500
225,000	[1,2]	Sprint Capital Corp., Note, Series 144A, 11.50%, 11/15/2021	242,438
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	305,250
500,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	448,750
		TOTAL	7,954,844
		Wireline Communications – 0.5%
600,000	[1,2]	Level 3 Communications, Inc., Series 144A, 8.625%, 7/15/2020	631,500
600,000	[1,2]	Level 3 Communications, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 7/1/2019	621,000
125,000		TW Telecom, Inc., Company Guarantee, Series WI, 8.00%, 3/1/2018	137,188
		TOTAL	1,389,688
		TOTAL CORPORATE BONDS (IDENTIFIED COST $238,415,106)	246,550,108
		COMMON STOCKS – 0.1%
		Automotive – 0.1%
9,693	[3]	General Motors Co.	248,626
2,400,000	[1,3]	General Motors Co. Escrow Shares	36,000
		TOTAL	284,626
		Metals & Mining – 0.0%
23,013	[1,3,5]	Royal Oak Mines, Inc.	0
		Other – 0.0%
71	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,548,494)	284,626

Principal Amount or Shares			Value
		WARRANTS – 0.1%
		Automotive – 0.1%
8,811	[3]	General Motors Co., Warrants	146,527
8,811	[3]	General Motors Co., Warrants	98,683
		TOTAL WARRANTS (IDENTIFIED COST $1,026,733)	245,210
		PREFERRED STOCK – 0.2%
		Finance - Commercial – 0.2%
600	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend 7.00% (IDENTIFIED COST $188,868)	499,894
		Repurchase Agreement – 2.1%
$5,343,000		Interest in $4,320,000,000 joint repurchase agreement 0.16%, dated 3/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,320,057,600 on 4/2/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,437,459,399. (AT COST)	5,343,000
		TOTAL INVESTMENTS — 98.9% (IDENTIFIED COST $246,522,201)[6]	252,922,838
		OTHER ASSETS AND LIABILITIES - NET — 1.1%[7]	2,696,658
		TOTAL NET ASSETS — 100%	$255,619,496
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2012, these restricted securities amounted to $80,073,225, which represented 31.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2012, these liquid restricted securities amounted to $79,510,044, which represented 31.1% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at March 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007-3/25/2008	$320,896	$333,375
CVC Claims Litigation LLC	3/26/1997-6/18/1997	$590,616	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$197,649	$193,806
General Motors Co. Escrow Shares	4/21/2011	$50,060	$36,000
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$737,477	$0
Royal Oak Mines, Inc.	2/24/1999	$2,557	$0
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	At March 31, 2012, the cost of investments for federal tax purposes was $246,006,880. The net unrealized appreciation of investments for federal tax purposes was $6,915,958. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,703,376 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,787,418.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$246,550,033	$75	$246,550,108
Equity Securities:
Common Stock
Domestic	248,626	36,000	0	284,626
International	—	—	0	0
Preferred Stock
Domestic	—	499,894	—	499,894
Warrants	245,210	—	—	245,210
Repurchase Agreement	—	5,343,000	—	5,343,000
TOTAL SECURITIES	$493,836	$252,428,927	$75	$252,922,838

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Corporate Bond Securities	Investments in Common Stock — Domestic Securities	Investments in Common Stock — International Securities
Balance as of January 1, 2012	$75	$0	$0
Change in unrealized appreciation/depreciation	—	—	—
Balance as of March 31, 2012	$75	$0	$0
The total change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2012	$ —	$ —	$ —

The following acronym is used throughout this portfolio:

GTD	— Guaranteed

Federated Kaufmann Fund II

Portfolio of Investments

March 31, 2012 (unaudited)

Principal Amount or Shares			Value
		COMMON STOCKS – 97.7%
		Consumer Discretionary – 12.4%
17,000	[1]	Allison Transmission Holdings, Inc.	405,960
29,449	[1]	Arezzo Industria e Comercio SA	512,206
17,800	[1]	Cia Hering	459,761
304,370	[1]	Genting Singapore PLC	412,623
143,825	[1]	L'Occitane International SA	342,151
15,448		Las Vegas Sands Corp.	889,342
29,713	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	404,394
25,500	[1]	Michael Kors Holdings Ltd.	1,188,045
20,664		National CineMedia, Inc.	316,159
16,000	[1]	Penn National Gaming, Inc.	687,680
394,000	[1]	Prada Holding SpA	2,563,417
3,686		Ralph Lauren Corp.	642,580
35,185		Restoque Comercio e Confeccoes de Roupas SA	726,656
1,125,000	[1]	Samsonite International SA	2,044,642
19,970	[1]	Shutterfly, Inc.	625,660
7,900		Starbucks Corp.	441,531
33,057	[1]	Yoox SpA	524,838
		TOTAL	13,187,645
		Consumer Staples – 0.5%
39,809		Almacenes Exito SA	578,343
		Energy – 0.5%
5,100	[1]	Concho Resources, Inc.	520,608
		Financials – 15.5%
5,185		BlackRock, Inc.	1,062,406
395,900		CETIP SA-Mercados Organizado	6,571,404
115,000		Fibra Uno Administracion SA	226,516
159,859		Housing Development Finance Corp. Ltd.	2,111,763
45,200		JPMorgan Chase & Co.	2,078,296
47,970		LPS Brasil Cons De Imoveis	973,617
28,400		Multiplan Empreendimentos Imobiliarios SA	663,541
54,300		Wells Fargo & Co.	1,853,802
27,900		Willis Group Holdings PLC	975,942
		TOTAL	16,517,287
		Health Care – 21.0%
68,474	[1]	Alkermes, Inc.	1,270,193
8,600		Allergan, Inc.	820,698
19,000	[1]	Amarin Corporation PLC., ADR	215,080
8,900	[1]	Biogen Idec, Inc.	1,121,133
34,736	[1]	Conceptus, Inc.	499,504
52,318	[1]	Corcept Therapeutics, Inc.	205,610
49,676	[1]	Corcept Therapeutics, Inc.	195,227
55,208	[1]	Cubist Pharmaceuticals, Inc.	2,387,746
64,600	[1]	Dexcom, Inc.	673,778
264,800	[1]	Dyax Corp.	413,088
75,000	[1,2]	ExamWorks Group, Inc.	931,500
1

Principal Amount or Shares			Value
48,342	[1]	Express Scripts, Inc., Class A	2,619,169
21,800	[1]	Gilead Sciences, Inc.	1,064,930
31,200	[1]	Insulet Corp.	597,168
45,000	[1]	Nektar Therapeutics	356,400
91,500	[1]	Progenics Pharmaceuticals, Inc.	905,850
102,000	[1]	Protalix Biotherapeutics, Inc.	649,740
3,700	[1]	Regeneron Pharmaceuticals, Inc.	431,494
54,850	[1]	Repligen Corp.	323,615
35,400	[1]	Salix Pharmaceuticals Ltd.	1,858,500
53,500	[1,2]	Seattle Genetics, Inc.	1,090,330
23,594	[1]	Threshold Pharmaceuticals, Inc., Class THL	207,627
7,300		UnitedHealth Group, Inc.	430,262
10,300	[1]	Varian Medical Systems, Inc.	710,288
39,939	[1]	Vical, Inc.	135,792
34,600	[1]	Vivus, Inc.	773,656
42,500	[1]	Warner Chilcott PLC	714,425
12,300	[1]	Watson Pharmaceuticals, Inc.	824,838
		TOTAL	22,427,641
		Industrials – 18.0%
21,379		CLARCOR, Inc.	1,049,495
10,900		Caterpillar, Inc.	1,161,068
12,287	[1]	CoStar Group, Inc.	848,417
9,152		Cummins, Inc.	1,098,606
22,300		Danaher Corp.	1,248,800
40,082		Expeditors International Washington, Inc.	1,864,214
13,730		FedEx Corp.	1,262,611
4,562	[1]	IHS, Inc., Class A	427,231
19,742	[1]	Kansas City Southern Industries, Inc.	1,415,304
3,100		Kuehne & Nagel International AG	419,103
8,900		MSC Industrial Direct Co.	741,192
30,900	[1]	Owens Corning, Inc.	1,113,327
8,587		Precision Castparts Corp.	1,484,692
10,400	[1]	RPX Corp.	176,384
20,300	[1]	Spirit Airlines, Inc.	407,421
10,000	[1]	Teledyne Technologies, Inc.	630,500
21,200		Textron, Inc.	589,996
7,300		Trinity Industries, Inc.	240,535
4,000		United Parcel Service, Inc.	322,880
14,997		United Technologies Corp.	1,243,851
30,421	[1]	Verisk Analytics, Inc.	1,428,875
		TOTAL	19,174,502
		Information Technology – 23.3%
120,200		Amadeus IT Holding SA	2,267,137
6,611		Apple, Inc.	3,963,096
33,165	[1]	Atmel Corp.	327,007
27,500		Avago Technologies Ltd.	1,071,675
10,400	[1]	Check Point Software Technologies Ltd.	663,936
8,600	[1]	Citrix Systems, Inc.	678,626
56,700	[1]	Comverse Technology, Inc.	389,529
2

Principal Amount or Shares			Value
25,300	[1]	EMC Corp.	755,964
19,300	[1]	eBay, Inc.	711,977
11,310	[1,2]	First Solar, Inc.	283,315
1,710	[1]	Google, Inc.	1,096,520
8,623	[1]	IPG Photonics Corp.	448,827
1,314	[1]	LinkedIn Corp.	134,015
12,388	[1]	LivePerson, Inc.	207,747
1,819	[1]	Mail.RU Group Ltd., GDR	71,760
11,439	[1,3,4]	Mail.RU Group Ltd., Series 144A, GDR	451,269
65,955	[1]	Microsemi Corp.	1,414,075
27,736	[1]	Moneygram International, Inc.	499,248
34,800	[1]	NCR Corp.	755,508
38,100	[1]	NIC, Inc.	462,153
48,402	[1]	NXP Semiconductors NV	1,287,977
42,900		Qualcomm, Inc.	2,918,058
10,700	[1]	RADWARE Ltd.	400,608
15,500	[1]	RDA Microelectronics, Inc., ADR	171,353
24,400	[1]	Riverbed Technology, Inc.	685,152
30,800	[1]	STR Holdings, Inc.	149,072
52,000	[1]	TNS, Inc.	1,129,960
5,400	[1]	VMware, Inc., Class A	606,798
9,787	[1]	Vantiv, Inc.	192,119
49,100	[1,2]	Zynga, Inc.	645,665
		TOTAL	24,840,146
		Materials – 4.8%
9,000		Allegheny Technologies, Inc.	370,530
12,500		BASF SE	1,094,565
6,950		Celanese Corp.	320,951
23,300		Eastman Chemical Co.	1,204,377
770,187	[1]	Mongolian Mining Corp.	734,253
5,914		Reliance Steel & Aluminum Co.	334,023
17,149		Sociedad Quimica Y Minera de Chile, ADR	1,006,132
		TOTAL	5,064,831
		Telecommunication Services – 1.0%
45,848	[1]	TW Telecom, Inc.	1,015,992
		Utilities – 0.7%
9,700		ITC Holdings Corp.	746,318
		TOTAL COMMON STOCKS (IDENTIFIED COST $69,617,906)	104,073,313
		WARRANTS – 0.5%
		Health Care – 0.5%
5,034	[1]	Alexza Pharmaceuticals, Inc., Warrants	2,720
1,900	[1]	Clinical Data, Inc., Warrants	0
17,387	[1]	Corcept Therapeutics, Inc., Warrants	33,011
7,909	[1]	Cyclacel Pharmaceuticals, Inc., Warrants	59
71,998	[1]	Dynavax Technologies Corp., Warrants	282,765
12,443	[1]	Favrille, Inc., Warrants	0
32,007	[1]	Threshold Pharmaceuticals, Inc., Warrants	232,112
		TOTAL WARRANTS (IDENTIFIED COST $17,096)	550,667
3

Principal Amount or Shares		Value
	Corporate Bonds – 0.6%
	Health Care – 0.6%
$255,000	Insulet Corp., Conv. Bond, 3.75%, 6/15/2016	270,208
330,000	Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	394,802
	TOTAL CORPORATE BONDS (IDENTIFIED COST $585,000)	665,010
	Repurchase Agreements – 2.8%
1,650,000	Interest in $4,320,000,000 joint repurchase agreement 0.16%, dated 3/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,320,057,600 on 4/2/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,437,459,399.	1,650,000
1,283,000	Interest in $4,320,000,000 joint repurchase agreement 0.16%, dated 3/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,320,057,600 on 4/2/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,437,459,399 (purchased with proceeds from securities lending collateral).	1,283,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	2,933,000
	TOTAL INVESTMENTS — 101.6% (IDENTIFIED COST $73,153,002)[5]	108,221,990
	OTHER ASSETS AND LIABILITIES - NET — (1.6)%[6]	(1,655,222)
	TOTAL NET ASSETS — 100%	$106,566,768

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,866 and $773, respectively. This is based on the contracts held as of each month-end throughout the period. There are no foreign exchange contracts outstanding as of March 31, 2012.

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of March 31, 2012, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$1,250,842	$1,283,000
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2012, these restricted securities amounted to $451,269, which represented 0.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2012, these liquid restricted securities amounted to $451,269, which represented 0.4% of total net assets.
5	At March 31, 2012, the cost of investments for federal tax purposes was $73,153,002. The net unrealized appreciation of investments for federal tax purposes was $35,068,988. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $36,135,901 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,066,913.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

4

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

5

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$70,953,990	$ —	$ —	$70,953,990
International	20,153,562[1]	12,965,761	—	33,119,323
Debt Securities:
Corporate Bonds	—	665,010	—	665,010
Warrants	—	550,667	—	550,667
Repurchase Agreement	—	2,933,000	—	2,933,000
TOTAL SECURITIES	$91,107,552	$17,114,438	$ —	$108,221,990
1	Includes $14,614,588 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfer shown represents the value of the security at the beginning of the period.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GDR	— Global Depository Receipt

6

Federated Prime Money Fund II

Portfolio of Investments

March 31, 2012 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 3.6%
		Finance - Automotive – 2.0%
$1,000,000		Ally Auto Receivables Trust 2012-2, Class A1, 0.314%, 3/15/2013	1,000,000
380,665		Honda Auto Receivables Owner Trust 2011-3, Class A1, 0.398%, 10/22/2012	380,665
2,000,000	[1,2]	SMART Series 2012-1US Trust, Class A1, 0.477%, 3/14/2013	2,000,000
343,741		Santander Drive Auto Receivables Trust 2011-3, Class A1, 0.372%, 9/17/2012	343,741
		TOTAL	3,724,406
		Finance - Retail – 1.6%
2,000,000	[1,2,3]	Gracechurch Mortgage Finance PLC 2011-1, Class 1A, 0.442%, 4/20/2012	2,000,000
1,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A1, 0.442%, 4/16/2012	1,000,000
		TOTAL	3,000,000
		TOTAL ASSET-BACKED SECURITIES	6,724,406
		Bank Note – 4.8%
		Finance - Banking – 4.8%
9,000,000		Bank of America N.A., 0.450% — 0.460%, 5/11/2012 — 5/15/2012	9,000,000
		Certificates of Deposit – 31.7%
		Finance - Banking – 31.7%
2,000,000	[3]	Bank of Montreal, 0.392%, 4/16/2012	2,000,000
2,000,000	[3]	Bank of Montreal, 0.431%, 4/30/2012	2,000,000
3,000,000	[3]	Bank of Nova Scotia, Toronto, 0.393%, 4/10/2012	3,000,000
9,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.370% — 0.500%, 4/3/2012 — 6/7/2012	9,000,000
3,000,000		Barclays Bank PLC, 0.400%, 6/6/2012	3,000,000
3,000,000		Barclays Bank PLC, 0.550% — 0.560%, 4/27/2012 — 4/30/2012	3,000,000
2,000,000		Deutsche Bank AG, 0.500%, 4/23/2012	2,000,000
4,000,000		Lloyds TSB Bank PLC, London, 0.200%, 4/18/2012	4,000,000
2,000,000		Mizuho Corporate Bank Ltd., 0.420%, 4/19/2012	2,000,000
7,000,000		Mizuho Corporate Bank Ltd., 0.525% — 0.545%, 5/3/2012 — 5/8/2012	7,000,034
5,000,000		Rabobank Nederland NV, Utrecht, 0.580%, 4/27/2012	5,000,000
9,000,000		Svenska Handelsbanken, Stockholm, 0.300% — 0.580%, 4/20/2012 — 5/29/2012	9,000,000
2,000,000	[3]	Toronto Dominion Bank, 0.442%, 4/10/2012	2,000,000
1,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.342%, 4/17/2012	1,000,000
5,000,000		Westpac Banking Corp. Ltd., Sydney, 0.470%, 4/16/2012	5,000,000
		TOTAL CERTIFICATES OF DEPOSIT	59,000,034
		Collateralized Loan Agreements – 11.3%
		Finance - Banking – 11.3%
2,000,000		Deutsche Bank Securities, Inc., 0.507%, 4/2/2012	2,000,000
5,000,000		Goldman Sachs & Co., 0.456%, 4/3/2012	5,000,000
3,000,000		JP Morgan Securities LLC, 0.406%, 4/2/2012	3,000,000
2,000,000		RBC Capital Markets, LLC, 0.639%, 4/24/2012	2,000,000
4,000,000		RBS Securities, Inc., 0.558%, 4/4/2012	4,000,000
5,000,000		Wells Fargo Securities, LLC, 0.487%, 4/5/2012	5,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	21,000,000
		Commercial Paper – 29.4%[4]
		Aerospace/Auto – 0.8%
750,000	[1,2]	Daimler Finance NA LLC, (GTD by Daimler AG), 0.450%, 4/5/2012	749,963
800,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 0.450%, 4/16/2012	799,850
		TOTAL	1,549,813
1

Principal Amount			Value
		Containers & Packaging – 0.5%
$900,000		Bemis Co., Inc., 0.400%, 5/1/2012	899,710
		Finance - Automotive – 3.2%
5,000,000		FCAR Owner Trust, (A1+/P1 Series), 0.552%, 7/2/2012	4,992,972
900,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. SA), 0.300% — 0.440%, 4/2/2012 — 4/23/2012	899,862
		TOTAL	5,892,834
		Finance - Banking – 20.9%
9,000,000		Citigroup Funding, Inc., (GTD by Citigroup, Inc.), 0.570% — 0.580%, 4/3/2012 — 5/8/2012	8,996,942
3,000,000	[1,2]	Danske Corp., Inc., 0.300%, 4/10/2012	2,999,775
10,000,000		ING (U.S.) Funding LLC, 0.581% — 0.586%, 4/2/2012 — 4/10/2012	9,999,318
7,000,000	[1,2]	National Australia Funding (Delaware), Inc., 0.351% — 0.371%, 8/17/2012 — 9/24/2012	6,988,608
3,000,000	[1,2]	Northern Pines Funding LLC, 0.501%, 4/24/2012	2,999,042
5,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.200%, 4/2/2012	4,999,972
2,000,000	[1,2]	Surrey Funding Corporation, 0.400%, 5/8/2012	1,999,178
		TOTAL	38,982,835
		Finance - Retail – 3.5%
6,500,000	[1,2]	Sheffield Receivables Corp., 0.290% — 0.410%, 4/10/2012 — 5/2/2012	6,499,108
		Oil & Oil Finance – 0.5%
900,000	[1,2]	Devon Energy Corp., 0.400%, 5/7/2012	899,640
		TOTAL COMMERCIAL PAPER	54,723,940
		Corporate Bonds – 5.5%
		Diversified – 0.6%
1,000,000		General Electric Co., 5.000%, 2/1/2013	1,034,198
		Finance - Commercial – 4.9%
500,000	[3]	General Electric Capital Corp., 0.677%, 5/1/2012	498,648
2,000,000	[3]	General Electric Capital Corp., 0.702%, 4/10/2012	2,000,047
800,000		General Electric Capital Corp., 4.250%, 6/15/2012	806,158
1,200,000		General Electric Capital Corp., 4.800%, 5/1/2013	1,252,584
545,000		General Electric Capital Corp., 5.250%, 10/19/2012	557,902
617,000		General Electric Capital Corp., 5.450%, 1/15/2013	637,893
3,322,000		General Electric Capital Corp., 6.000%, 6/15/2012	3,358,968
		TOTAL	9,112,200
		TOTAL CORPORATE BONDS	10,146,398
		Notes - Variable – 9.0%[3]
		Finance - Banking – 9.0%
3,710,000		Abraham Joshua Heschel School, (Series 2010), (TD Bank, N.A. LOC), 0.190%, 4/5/2012	3,710,000
3,450,000		Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.190%, 4/5/2012	3,450,000
5,450,000		JPMorgan Chase Bank, N.A., 0.361%, 4/30/2012	5,450,000
240,000		Lancaster, PA IDA, Snavely's Mill, Inc. (Series 2003 — B), (Fulton Bank LOC), 1.700%, 4/5/2012	240,000
1,440,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 0.400%, 4/6/2012	1,440,000
775,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.190%, 4/4/2012	775,000
775,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.190%, 4/4/2012	775,000
960,000		Pinellas County, FL Health Facility Authority, (Series 2006A), (SunTrust Bank LOC), 0.280%, 4/2/2012	960,000
		TOTAL NOTES — VARIABLE	16,800,000
2

Principal Amount		Value
	Repurchase Agreement – 5.5%
$10,323,000	Interest in $4,320,000,000 joint repurchase agreement 0.16%, dated 3/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,320,057,600 on 4/2/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,437,459,399.	10,323,000
	TOTAL INVESTMENTS — 100.8% (AT AMORTIZED COST)[5]	187,717,778
	OTHER ASSETS AND LIABILITIES – NET — (0.8)%[6]	(1,495,172)
	TOTAL NET ASSETS — 100%	$186,222,606
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2012, these restricted securities amounted to $29,835,026, which represented 16.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2012, these liquid restricted securities amounted to $29,835,026, which represented 16.0% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

GTD	— Guaranteed
IDA	— Industrial Development Authority
LOC	— Letter of Credit

3

Federated Quality Bond Fund II

Portfolio of Investments

March 31, 2012 (unaudited)

Principal Amount			Value
		Corporate Bonds – 96.6%
		Basic Industry - Chemicals – 1.6%
$300,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	333,735
640,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	659,045
410,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	418,199
800,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	856,063
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,475,439
900,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	987,480
395,000		Rohm & Haas Co., 6.00%, 9/15/2017	456,405
		TOTAL	5,186,366
		Basic Industry - Metals & Mining – 4.0%
1,000,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	1,036,821
750,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	950,625
750,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	753,361
100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	103,730
300,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	291,771
660,000		ArcelorMittal, Sr. Unsecd. Note, 4.50%, 2/25/2017	662,906
2,300,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	2,285,415
490,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	508,077
80,000		ArcelorMittal, Sr. Unsecd. Note, 6.75%, 3/1/2041	74,770
770,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	946,594
850,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	854,897
1,020,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,084,509
700,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	674,291
730,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	750,204
435,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	537,375
1,430,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,553,133
		TOTAL	13,068,479
		Basic Industry - Paper – 1.3%
640,000		International Paper Co., Bond, 7.30%, 11/15/2039	783,789
1,000,000		International Paper Co., Sr. Unsecd. Note, 7.95%, 6/15/2018	1,254,515
460,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	467,419
300,000		Westvaco Corp., 7.65%, 3/15/2027	320,417
1,300,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,374,785
		TOTAL	4,200,925
		Capital Goods - Aerospace & Defense – 0.4%
500,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	565,000
40,000		Goodrich Corp., 4.875%, 3/1/2020	45,280
430,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	325,578
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	325,957
		TOTAL	1,261,815
		Capital Goods - Building Materials – 0.6%
230,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	231,150
620,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	663,400
1,020,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,170,222
		TOTAL	2,064,772
		Capital Goods - Construction Machinery – 0.3%
1,010,000	[1,2]	AGCO Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2021	1,069,338
1

Principal Amount			Value
		Capital Goods - Diversified Manufacturing – 1.7%
$360,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	370,165
1,045,000		Harsco Corp., 5.75%, 5/15/2018	1,167,812
1,100,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	1,119,443
1,190,000		Pentair, Inc., Company Guarantee, 5.00%, 5/15/2021	1,242,884
1,910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	1,480,250
		TOTAL	5,380,554
		Capital Goods - Environmental – 0.3%
770,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	892,782
		Capital Goods - Packaging – 0.3%
300,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.45%, 3/1/2019	300,262
650,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	694,117
		TOTAL	994,379
		Communications - Media & Cable – 0.7%
1,090,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	1,182,757
100,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	104,847
775,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	905,140
		TOTAL	2,192,744
		Communications - Media Noncable – 1.1%
1,250,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	1,416,703
130,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	127,504
290,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	333,500
530,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	555,510
1,100,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	1,157,928
		TOTAL	3,591,145
		Communications - Telecom Wireless – 1.9%
500,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	525,885
4,300,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	4,697,750
720,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	780,066
		TOTAL	6,003,701
		Communications - Telecom Wirelines – 2.0%
2,000,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	2,078,736
500,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	470,018
1,000,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	1,247,110
240,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	236,450
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	247,951
905,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	1,091,748
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,222,856
		TOTAL	6,594,869
		Consumer Cyclical - Automotive – 2.6%
300,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.95%, 3/28/2014	303,294
1,300,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 2.95%, 1/11/2017	1,344,615
575,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.625%, 9/15/2016	589,845
420,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	437,726
230,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	228,432
990,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	1,082,701
505,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	563,759
1,860,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	1,982,476
420,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	417,309
1,300,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	1,305,239
		TOTAL	8,255,396
2

Principal Amount			Value
		Consumer Cyclical - Entertainment – 1.9%
$1,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,059,351
1,890,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	2,138,824
450,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	518,901
500,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	568,565
800,000		Time Warner, Inc., Deb., 8.375%, 3/15/2023	1,070,987
475,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	487,583
205,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	219,735
		TOTAL	6,063,946
		Consumer Cyclical - Lodging – 0.8%
950,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	998,652
1,250,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	1,233,407
460,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	451,835
7,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	7,910
		TOTAL	2,691,804
		Consumer Cyclical - Retailers – 0.9%
345,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	355,297
1,456,361	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	1,477,333
480,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	585,650
370,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	396,560
		TOTAL	2,814,840
		Consumer Cyclical - Services – 0.4%
250,000		Boston University, Series MTNA, 7.625%, 7/15/2097	306,250
330,000		eBay, Inc., Sr. Unsecd. Note, 3.25%, 10/15/2020	335,672
350,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	360,537
370,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	420,055
		TOTAL	1,422,514
		Consumer Non-Cyclical - Food/Beverage – 1.7%
900,000		Archer-Daniels-Midland Co., 5.935%, 10/1/2032	1,065,594
900,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	969,929
660,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	677,781
1,610,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 4.25%, 7/15/2022	1,613,109
450,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	458,821
800,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	812,747
		TOTAL	5,597,981
		Consumer Non-Cyclical - Health Care – 0.4%
910,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	929,318
370,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	403,603
		TOTAL	1,332,921
		Consumer Non-Cyclical - Pharmaceuticals – 0.7%
900,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	932,062
300,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	304,526
910,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	966,427
		TOTAL	2,203,015
		Consumer Non-Cyclical - Products – 0.4%
510,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	548,947
610,000		Whirlpool Corp., Series MTN, 5.50%, 3/1/2013	634,008
		TOTAL	1,182,955
		Consumer Non-Cyclical - Supermarkets – 0.2%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	758,101
3

Principal Amount			Value
		Consumer Non-Cyclical - Tobacco – 0.1%
$360,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	387,227
		Energy - Independent – 1.4%
1,000,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.50%, 6/2/2041	1,129,013
20,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	21,732
800,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	887,726
1,520,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	1,736,763
190,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	187,342
420,509	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	442,150
		TOTAL	4,404,726
		Energy - Integrated – 2.0%
1,420,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	1,594,438
530,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	613,021
750,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	757,029
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,490,379
870,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	1,023,353
575,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 1.95%, 3/5/2015	579,664
515,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 4.30%, 4/1/2022	526,495
		TOTAL	6,584,379
		Energy - Oil Field Services – 1.2%
280,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	301,368
1,100,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	1,417,997
450,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	482,406
1,480,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,681,655
		TOTAL	3,883,426
		Energy - Refining – 0.2%
295,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	321,770
240,000		Valero Energy Corp., 9.375%, 3/15/2019	315,168
		TOTAL	636,938
		Financial Institution - Banking – 26.0%
2,500,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.80%, 9/19/2016	2,570,324
1,180,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,248,493
1,600,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,635,513
1,000,000		Bank of America Corp., Note, 4.50%, 4/1/2015	1,036,902
6,000,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	6,085,687
55,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	55,387
6,500,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	6,981,248
55,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	58,443
3,000,000	[1,2]	Barclays Bank PLC, Series 144A, 5.926%, 9/29/2049	2,806,462
2,470,000		Capital One Capital IV, 6.745%, 2/17/2037	2,482,350
725,000		Capital One Capital V, 10.25%, 8/15/2039	748,562
1,340,000		Capital One Capital VI, 8.875%, 5/15/2040	1,352,781
4,500,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	4,830,088
640,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	670,836
500,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	528,858
2,290,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	2,646,532
480,000		City National Corp., Note, 5.25%, 9/15/2020	476,289
1,000,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	1,097,500
1,210,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.25%, 1/11/2016	1,238,594
610,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	643,205
1,000,000		Fifth Third Bancorp, Sub., 5.45%, 1/15/2017	1,087,950
4

Principal Amount			Value
$1,070,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,071,426
900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	959,958
1,800,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,858,022
2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	2,872,574
1,100,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	1,107,927
250,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	283,576
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	2,081,052
3,500,000		JPMorgan Chase Capital XVIII, Company Guarantee, Series AA, 7.00%, 11/1/2039	3,513,324
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,403,052
1,100,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,077,750
3,900,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	3,802,665
600,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	599,836
500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	490,089
4,970,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	4,893,884
825,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	853,971
2,010,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.625%, 4/1/2018	2,120,254
2,110,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	2,115,629
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,133,490
410,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	459,177
1,500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 2.124%, 3/29/2049	1,158,750
1,400,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,360,234
550,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	568,853
565,000		Suntrust Capital VIII, Jr. Sub. Note, 6.10%, 12/15/2036	563,672
1,320,000		Wachovia Corp., 5.75%, 2/1/2018	1,528,934
1,000,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	1,076,723
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,268,781
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,279,857
		TOTAL	83,785,464
		Financial Institution - Brokerage – 5.4%
2,230,000		BlackRock, Inc., 6.25%, 9/15/2017	2,691,742
500,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	535,461
900,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	904,921
835,000		Eaton Vance Corp., 6.50%, 10/2/2017	951,461
3,000,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,566,100
850,000	[1,2]	FMR LLC, Series 144A, 4.75%, 3/1/2013	878,499
350,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	383,611
750,000		Invesco Ltd., Sr. Unsecd. Note, 5.625%, 4/17/2012	751,284
800,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	856,632
1,835,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	1,853,350
1,040,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	1,159,600
740,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	758,598
690,000		Nuveen Investments, 5.50%, 9/15/2015	634,800
1,210,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	1,465,125
90,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	93,100
		TOTAL	17,484,284
		Financial Institution - Finance Noncaptive – 5.6%
1,950,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	2,430,969
75,000		General Electric Capital Corp., 5.625%, 5/1/2018	87,020
1,800,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	1,870,062
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,609,777
5

Principal Amount			Value
$3,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	3,200,926
4,400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	4,125,000
1,300,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,390,493
1,100,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note — Sr. Sub Note, Series 144A, 5.03%, 12/21/2065	737,176
590,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	583,510
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,092,415
960,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	949,346
		TOTAL	18,076,694
		Financial Institution - Insurance - Health – 0.2%
505,000		United Health Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	611,620
		Financial Institution - Insurance - Life – 5.9%
910,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	1,041,188
580,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	687,475
1,790,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	2,331,193
230,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	238,957
1,900,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	2,160,117
350,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	409,179
290,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	291,762
2,500,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	3,530,795
2,300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	2,529,416
1,300,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	1,533,406
350,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	399,410
850,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	983,632
1,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	1,734,435
700,000		SunAmerica, Inc., Deb., 8.125%, 4/28/2023	825,563
250,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	281,264
		TOTAL	18,977,792
		Financial Institution - Insurance - P&C – 2.0%
330,000		CNA Financial Corp., 6.50%, 8/15/2016	369,654
660,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	708,182
680,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	733,341
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,273,968
2,200,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	2,286,625
1,050,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,044,750
		TOTAL	6,416,520
		Financial Institution - REITs – 4.4%
450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	445,574
1,200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	1,375,592
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	931,522
200,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	214,018
1,075,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 8/15/2016	1,139,010
1,700,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	1,813,733
960,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,057,562
850,000		Liberty Property LP, 6.625%, 10/1/2017	983,776
450,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	519,542
1,260,000		ProLogis, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 8/15/2014	1,410,128
630,000		ProLogis, Conv. Bond, 2.25%, 4/1/2037	633,925
250,000		ProLogis, Sr. Unsecd. Note, 5.50%, 4/1/2012	249,988
1,500,000		Realty Income Corp., Sr. Unsecd. Note, 6.75%, 8/15/2019	1,739,526
470,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	481,728
6

Principal Amount			Value
$700,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	776,511
300,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	310,718
		TOTAL	14,082,853
		Municipal Services – 0.8%
895,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	825,593
1,850,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,717,040
		TOTAL	2,542,633
		Sovereign – 0.6%
1,120,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	1,169,892
510,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	708,772
		TOTAL	1,878,664
		Technology – 3.1%
700,000		BMC Software, Inc., 7.25%, 6/1/2018	830,921
150,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	150,539
430,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	415,559
1,370,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,618,582
900,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.60%, 9/15/2017	898,562
2,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	2,085,766
180,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	203,344
1,230,000		KLA-Tencor Corp., 6.90%, 5/1/2018	1,468,726
515,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	529,896
285,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	303,546
670,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	711,159
500,000		Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	506,947
325,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	335,229
		TOTAL	10,058,776
		Transportation - Airlines – 0.9%
214,141		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	230,603
2,310,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	2,526,976
		TOTAL	2,757,579
		Transportation - Railroads – 0.2%
465,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	531,183
130,823		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	155,728
		TOTAL	686,911
		Transportation - Services – 1.2%
1,695,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	1,975,614
530,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	511,595
1,200,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	1,247,646
		TOTAL	3,734,855
		Utility - Electric – 6.6%
1,400,000		Avista Corp., 1st Mtg. Bond, 5.95%, 6/1/2018	1,674,344
1,454,549		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	1,561,823
930,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,002,658
235,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	281,218
1,975,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	2,305,483
500,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	555,126
800,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	898,064
235,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	248,822
1,374,705	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	1,496,171
2,650,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	3,118,327
7

Principal Amount			Value
$1,110,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,111,296
425,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	440,986
1,500,000		Public Service Co., CO, 1st Mtg. Bond, Series 20, 5.125%, 6/1/2019	1,747,363
500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	593,213
230,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	253,995
800,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	811,104
1,570,000		Union Electric Co., 6.00%, 4/1/2018	1,851,752
108,641		Waterford 3 Funding Corp., 8.09%, 1/2/2017	108,702
1,000,000		Westar Energy, Inc., 1st Mtg. Bond, 5.15%, 1/1/2017	1,125,887
		TOTAL	21,186,334
		Utility - Natural Gas Distributor – 0.3%
280,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	300,646
810,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	839,983
		TOTAL	1,140,629
		Utility - Natural Gas Pipelines – 2.3%
15,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	15,670
1,850,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	2,116,481
1,600,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	1,764,697
1,850,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,918,982
1,110,000		Williams Partners LP, 5.25%, 3/15/2020	1,228,566
380,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	392,674
		TOTAL	7,437,070
		TOTAL CORPORATE BONDS (IDENTIFIED COST $295,408,510)	311,580,716
		FOREIGN Governments/Agencies – 0.5%
		Sovereign – 0.5%
225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	244,688
900,000	[1,2]	State of Qatar, Series 144A, 5.25%, 1/20/2020	992,250
500,000		Sweden, Government of, 10.25%, 11/1/2015	502,641
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,622,380)	1,739,579
		Mortgage-Backed Securities – 0.1%
		Federal Home Loan Mortgage Corporation – 0.0%
2,916		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	3,464
2,389		Federal Home Loan Mortgage Corp., Pool E80411, 6.50%, 4/1/2015	2,537
		TOTAL	6,001
		Federal National Mortgage Association – 0.0%
378		Federal National Mortgage Association, Pool 50276, 9.50%, 2/1/2020	441
		Government National Mortgage Association – 0.1%
6,649		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	7,697
9,411		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	10,718
11,390		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	13,082
17,807		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	20,286
23,720		Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	27,022
2,165		Government National Mortgage Association, Pool 276337, 10.00%, 8/15/2019	2,529
17,564		Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	20,212
5,915		Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	6,765
11,599		Government National Mortgage Association, Pool 3040, 7.00%, 2/20/2031	13,326
35,281		Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	40,407
32,527		Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	37,279
67,776		Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	77,700
8

Principal Amount			Value
$2,037		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	2,397
6,386		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	7,600
		TOTAL	287,020
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $256,082)	293,462
		Collateralized Mortgage Obligation – 0.5%
		Commercial Mortgage – 0.5%
1,500,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.983%, 8/15/2039 (IDENTIFIED COST $1,488,320)	1,582,703
		U.S. Treasury – 0.6%
		U.S. Treasury Bill – 0.4%
1,200,000	[3,4]	United States Treasury Bill, 0.065%, 4/26/2012	1,199,974
		U.S. Treasury Note – 0.2%
600,000	[4]	United States Treasury Note, 1.50%, 8/31/2018	601,383
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,802,252)	1,801,357
		Repurchase Agreement – 0.5%
1,514,000		Interest in $4,320,000,000 joint repurchase agreement 0.16%, dated 3/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,320,057,600 on 4/2/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,437,459,399. (AT COST)	1,514,000
		TOTAL INVESTMENTS — 98.8% (IDENTIFIED COST $302,091,544)[5]	318,511,817
		OTHER ASSETS AND LIABILITIES - NET — 1.2%[6]	4,008,443
		TOTAL NET ASSETS — 100%	$322,520,260

At March 31, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[7] U.S. Treasury Bond 30-Year Short Futures	500	$68,875,000	June 2012	$1,174,697
[7] U.S. Treasury Bond Ultra Long Short Futures	30	$4,529,063	June 2012	$105,638
[7] U.S. Treasury Note 2-Year Short Futures	100	$22,014,063	June 2012	$7,595
[7] U.S. Treasury Note 5-Year Long Futures	60	$7,352,344	June 2012	$ (24,974)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,262,956

The average notional value of long and short futures contracts held by the Fund throughout the period was $7,395,234 and $96,760,234, respectively. This is based on amounts held as of each month-end throughout the period.

Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net”.

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2012, these restricted securities amounted to $64,118,984, which represented 19.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2012, these liquid restricted securities amounted to $62,778,369, which represented 19.5% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at March 31, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,000,000	$1,059,351
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	5/14/1999 - 9/29/1999	$248,750	$281,264

3	Discount rate at time of purchase.
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

9

5	At March 31, 2012, the cost of investments for federal tax purposes was $302,091,544. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $16,420,273. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,288,796 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,868,523.
6	Assets, other than investments in securities, less liabilities.
7	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

10

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$311,580,716	$ —	$311,580,716
Foreign Governments/Agencies	—	1,739,579	—	1,739,579
Mortgage-Backed Securities	—	293,462	—	293,462
Collateralized Mortgage Obligation	—	1,582,703	—	1,582,703
U.S. Treasury	—	1,801,357	—	1,801,357
Repurchase Agreement	—	1,514,000	—	1,514,000
TOTAL SECURITIES	$ —	$318,511,817	$ —	$318,511,817
OTHER FINANCIAL INSTRUMENTS*	$1,262,956	$ —	$ —	$1,262,956
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	— Medium Term Note
REIT(s)	— Real Estate Investment Trust(s)

11

Federated Fund for U.S. Government Securities II

Portfolio of Investments

March 31, 2012 (unaudited)

Principal Amount			Value
		U.S. Treasury – 9.9%
$2,000,000		United States Treasury Bonds, 3.750%, 8/15/2041	2,156,875
1,250,000		United States Treasury Bonds, 4.375%, 5/15/2040	1,498,633
370,000		United States Treasury Bonds, 7.500%, 11/15/2024	568,644
5,000,000		United States Treasury Notes, 1.500%, 8/31/2018	5,011,523
3,000,000	[1]	United States Treasury Notes, 1.875%, 6/15/2012	3,010,840
4,000,000		United States Treasury Notes, 2.625%, 6/30/2014	4,199,252
9,500,000		United States Treasury Notes, 3.125%, 5/15/2021	10,338,301
		TOTAL U.S. TREASURY (IDENTIFIED COST $25,747,763)	26,784,068
		GOVERNMENT AGENCIES – 6.7%
1,000,000		Federal Farm Credit System, 5.750%, 12/7/2028	1,267,603
1,100,000		Federal Home Loan Bank System, 7.125%, 2/15/2030	1,566,259
1,500,000		Federal Home Loan Mortgage Corp., 5.625%, 11/23/2035	1,690,110
72,000		Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029	102,629
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	2,184,822
10,700,000		Tennessee Valley Authority, 6.000%, 3/15/2013	11,285,928
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $16,428,409)	18,097,351
		Mortgage-Backed Securities – 56.8%
		Federal Home Loan Mortgage Corporation – 21.5%
3,750,000		Federal Home Loan Mortgage Corp., 3.500%, 5/1/2042	3,830,606
15,526,279		Federal Home Loan Mortgage Corp., 4.500%, 6/1/2019 - 4/1/2041	16,471,664
12,399,789		Federal Home Loan Mortgage Corp., 5.000%, 7/1/2019 - 6/1/2040	13,382,253
15,631,546		Federal Home Loan Mortgage Corp., 5.500%, 12/1/2020 - 3/1/2040	17,054,871
4,387,616		Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 - 7/1/2037	4,840,811
531,813		Federal Home Loan Mortgage Corp., 6.500%, 12/1/2021 - 5/1/2031	600,746
1,166,690		Federal Home Loan Mortgage Corp., 7.000%, 12/1/2029 - 4/1/2032	1,325,687
106,343		Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 - 1/1/2031	124,564
15,485		Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030	18,696
8,040		Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 - 5/1/2025	9,605
		TOTAL	57,659,503
		Federal National Mortgage Association – 21.2%
7,654,114		Federal National Mortgage Association, 3.500%, 1/1/2021 - 5/1/2042	7,990,911
19,000,000	[2]	Federal National Mortgage Association, 4.000%, 4/1/2042	19,920,767
7,356,837		Federal National Mortgage Association, 4.500%, 12/1/2019 - 1/1/2042	7,887,866
5,055,644		Federal National Mortgage Association, 5.000%, 7/1/2034 - 7/1/2040	5,464,668
4,797,181		Federal National Mortgage Association, 5.500%, 11/1/2021 - 4/1/2036	5,249,755
8,541,234		Federal National Mortgage Association, 6.000%, 5/1/2014 - 3/1/2038	9,387,474
476,536		Federal National Mortgage Association, 6.500%, 6/1/2029 - 11/1/2035	537,295
527,353		Federal National Mortgage Association, 7.000%, 3/1/2015 - 4/1/2032	600,301
26,392		Federal National Mortgage Association, 7.500%, 5/1/2015 - 2/1/2030	31,002
28,839		Federal National Mortgage Association, 8.000%, 7/1/2030	34,499
		TOTAL	57,104,538
		Government National Mortgage Association – 14.1%
23,360,991	[2]	Government National Mortgage Association, 4.500%, 6/20/2039 - 4/15/2042	25,436,568
1,814,679		Government National Mortgage Association, 5.000%, 7/15/2034	2,008,211
1,503,201		Government National Mortgage Association, 5.500%, 5/20/2035	1,671,973
1

Principal Amount			Value
$6,645,740		Government National Mortgage Association, 6.000%, 4/15/2032 - 7/20/2038	7,483,578
1,041,110		Government National Mortgage Association, 6.500%, 12/15/2023 - 5/15/2032	1,192,653
40,357		Government National Mortgage Association, 7.500%, 10/15/2026 - 3/20/2030	47,445
3,218		Government National Mortgage Association, 8.000%, 4/15/2030	3,837
15,469		Government National Mortgage Association, 9.500%, 11/15/2016	17,335
		TOTAL	37,861,600
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $142,914,400)	152,625,641
		Collateralized Mortgage Obligations – 19.2%
1,727,757		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	1,753,030
1,965,834		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	1,786,961
815,463		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	680,236
229,177		Federal Home Loan Mortgage Corp. REMIC 3076 NM, 7.500%, 4/15/2033	232,436
3,775,362	[3]	Federal Home Loan Mortgage Corp. REMIC 3144 FB, 0.592%, 4/15/2036	3,768,569
1,037,850	[3]	Federal Home Loan Mortgage Corp. REMIC 3175 FE, 0.552%, 6/15/2036	1,034,763
517,869	[3]	Federal Home Loan Mortgage Corp. REMIC 3206 FE, 0.642%, 8/15/2036	518,079
3,635,823		Federal Home Loan Mortgage Corp. REMIC K010 A1, 3.320%, 7/25/2020	3,900,465
4,000,000		Federal Home Loan Mortgage Corp. REMIC K703 A2, 2.699%, 5/25/2018	4,143,569
3,450,000		Federal Home Loan Mortgage Corp. REMIC K704 A2, 2.412%, 8/25/2018	3,519,655
863,634	[3]	Federal National Mortgage Association REMIC 2006-43 FL, 0.642%, 6/25/2036	863,996
1,769,690	[3]	Federal National Mortgage Association REMIC 2006-58 FP, 0.542%, 7/25/2036	1,764,901
2,527,580	[3]	Federal National Mortgage Association REMIC 2006-81 FB, 0.592%, 9/25/2036	2,524,280
2,861,650	[3]	Federal National Mortgage Association REMIC 2006-85 PF, 0.622%, 9/25/2036	2,856,736
684,058	[3]	Federal National Mortgage Association REMIC 2006-93 FM, 0.622%, 10/25/2036	683,160
3,186,762		Federal National Mortgage Association REMIC 2011-M7 A1, 2.049%, 9/25/2018	3,237,196
6,000,000		Federal National Mortgage Association REMIC 2011-M7 A2, 2.578%, 9/25/2018	6,158,335
2,300,000		Federal National Mortgage Association REMIC 2011-M8 A2, 2.922%, 8/25/2021	2,303,976
730,562		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	687,049
438,520		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	439,817
1,374,333		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	1,385,816
2,363,292		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	2,413,597
2,193,188		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	2,186,032
2,291,252		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,001,079
1,224,236	[3]	Washington Mutual 2006-AR1, Class 2A1B, 1.229%, 1/25/2046	716,236
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $52,072,960)	51,559,969
		Commercial Mortgage-Backed Securities – 12.3%
2,739,079	[4,5]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,855,727
3,380,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A2, 2.256%, 12/10/2044	3,425,674
2,650,000	[4,5]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	2,805,788
2,423,252	[4,5]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	2,605,095
2,408,503	[4,5]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	2,555,872
2,759,907	[4,5]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	2,846,653
2,100,000	[4,5]	JP Morgan Chase Commercial Mortgage Securities, Class A2, 3.341%, 7/15/2046	2,197,641
2,000,000		Morgan Stanley Capital 2012-C4, Class A1, 1.085%, 3/15/2045	2,004,233
4,596,061		NCUA Guaranteed Notes 2010-C1, Class A1, 1.600%, 10/29/2020	4,652,078
3,500,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A2, 2.804%, 1/10/2045	3,597,768
1,500,000	[4,5]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.292%, 3/15/2044	1,574,429
1,801,306	[4,5]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	1,899,334
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $32,200,674)	33,020,292
2

Principal Amount			Value
		Repurchase Agreements – 9.3%
$826,000	[3]	Interest in $4,320,000,000 joint repurchase agreement 0.16%, dated 3/30/2012 under which Bank of America, N. A. will repurchase securities provided as collateral for $4,320,057,600 on 4/2/2012.The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,437,459,399.	826,000
11,970,000	[3,6]	Interest in $325,571,000 joint repurchase agreement 0.15%, dated 3/12/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $325,613,053 on 4/12/2012.The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/15/2042 and the market value of those underlying securities was $333,440,988.	11,970,000
12,156,000	[3,6]	Interest in $97,169,000 joint repurchase agreement 0.17%, dated 3/19/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $97,183,224 on 4/19/2012.The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/15/2042 and the market value of those underlying securities was $99,462,136.	12,156,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	24,952,000
		TOTAL INVESTMENTS — 114.2% (IDENTIFIED COST $294,316,206)[7]	307,039,321
		OTHER ASSETS AND LIABILITIES - NET — (14.2)%[8]	(38,197,955)
		TOTAL NET ASSETS — 100%	$268,841,366

At March 31, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[9] United States Treasury Notes 10-Year Short Futures	60	$7,769,063	June 2012	$76,725
[9] United States Treasury Bonds 30-Year Short Futures	40	$5,510,000	June 2012	$121,892
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$198,617

The average notional value of short futures contracts held by the Fund throughout the period was $8,684,375. This is based on amounts held as of each month-end throughout the period.

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2012, these restricted securities amounted to $19,340,539, which represented 7.2% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2012, these liquid restricted securities amounted to $19,340,539, which represented 7.2% of total net assets.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At March 31, 2012, the cost of investments for federal tax purposes was $294,316,206. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $12,723,115. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,866,116 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,143,001.
8	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of March 31, 2012.
9	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2012.

3

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$26,784,068	$ —	$26,784,068
Government Agencies	—	18,097,351	—	18,097,351
Mortgage-Backed Securities	—	152,625,641	—	152,625,641
Collateralized Mortgage Obligations	—	51,559,969	—	51,559,969
Commercial Mortgage-Backed Securities		33,020,292		33,020,292
Repurchase Agreements	—	24,952,000	—	24,952,000
TOTAL SECURITIES	$ —	$307,039,321	$ —	$307,039,321
OTHER FINANCIAL INSTRUMENTS*	$198,617	$ —	$ —	$198,617
*	Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

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Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date May 21, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date May 21, 2012